Employee Benefit Plan - Additional Information (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Aurora Four Hundred And One K Plan [Member]
Defined contribution plan, Employer discretionary contribution amount	$ 0	$ 0